Company Operations (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
P3 Health Partners-Nevada, LLC | Network
Company Operations [Line Items]
Spread on variable interest rate	2.00%
P3 Health Partners-Nevada, LLC | Network | Prime rate
Company Operations [Line Items]
Spread on variable interest rate		2.00%
Minimum | P3 Health Partners-Nevada, LLC
Company Operations [Line Items]
Renewal term of health plan agreements	1 year	1 year
Maximum
Company Operations [Line Items]
Renewal term of health plan agreements		2 years
Maximum | P3 Health Partners-Nevada, LLC
Company Operations [Line Items]
Renewal term of health plan agreements	2 years